Related Party Transactions - Arctic Spirit and Polar Spirit - Additional Information (Details)	Jun. 30, 2017 vessel
Newbuildings | Pan Union Joint Venture | Shipbuilding supervision and crew training services
Related Party Transaction [Line Items]
Number of vessels	4
Subsidiary of Common Parent | Charters-out | LNG
Related Party Transaction [Line Items]
Number of vessels	2